capital structure financial policies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Dec. 31, 2015
Components of debt and coverage ratios
Net debt	CAD 13,422	CAD 12,652
EBITDA - excluding restructuring and other costs	4,913	4,708
Net interest cost	CAD 567	CAD 566
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs	2.73	2.69
Net debt to operating cash flow ratio maximum	4.00
Coverage ratios
Earnings coverage ratio	4.6	4.0
EBITDA - excluding restructuring and other costs interest coverage ratio	8.7	8.3
Calculation of net debt
Long-term debt	CAD 13,660	CAD 12,931
Debt issuance costs netted against long-term debt	73	67
Derivative (assets) liabilities, net	93	20
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)	5	(34)
Cash and temporary investments, net	(509)	(432)	CAD (400)	CAD (223)
Short-term borrowings	100	100	CAD 100
Net debt	13,422	12,652
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	4,774	4,229
Restructuring and other costs	139	479
EBITDA - excluding restructuring and other costs	CAD 4,913	CAD 4,708
Changes in debt and coverage ratios
Net Debt To EBITDA Excluding Restructuring And Other Costs Ratio	2.73	2.69
Increase (decrease) in net debt to EBITDA ratio due to increase (decrease) in net debt	0.16
Increase (decrease) in net debt to EBITDA ratio due to (increase) decrease in EBITDA	(0.12)
Earnings Coverage Ratio	4.6	4.0
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.1)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes	0.7
Earnings Before Interest Taxes Depreciation And Amortization Excluding Restructuring And Other Costs Interest Coverage Ratio	8.7	8.3
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA	0.4
Dividend payout ratio
Dividend payout ratio, (as a per cent)	80.00%	89.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)	80.00%	77.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares	CAD 1,460	CAD 1,223
Gain and net equity income related to real estate redevelopment project, after income taxes	(1)	(16)
Gain on exchange of wireless spectrum licences, after income taxes		(13)
Provisions related to business combinations, after income taxes	(22)	15
Immediately vesting transformative compensation expense, after income taxes		224
Income tax-related adjustments	21	(17)
Adjusted net earnings attributable to Common Shares	CAD 1,458	CAD 1,416
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.00
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	65.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.50
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	75.00%